PIA MBS Bond Fund
Schedule of Investments
August 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 90.2%	Par	Value
Commercial Mortgage-Backed Securities - 0.3%
BX Trust, Series 2021-RISE, Class B, 5.73% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	$371,945	$371,866

U.S. Government Securities - 89.9%(b)
FHLMC
Pool G04832, 5.00%, 10/01/2038	44,570	45,544
Pool G08741, 3.00%, 01/01/2047	255,858	228,915
Pool QD0505, 2.50%, 11/01/2051	1,408,058	1,171,904
Pool QD2700, 2.50%, 12/01/2051	1,242,878	1,038,454
Pool QD3120, 3.00%, 12/01/2051	1,368,611	1,189,680
Pool QD7063, 2.50%, 02/01/2052	682,605	570,809
Pool QD7338, 2.00%, 02/01/2052	1,213,830	971,533
Pool QF6264, 2.50%, 01/01/2053	287,577	239,553
Pool RA5559, 2.50%, 07/01/2051	1,763,127	1,467,422
Pool RA6012, 3.00%, 10/01/2051	1,392,706	1,208,494
Pool RA6528, 2.50%, 02/01/2052	1,729,749	1,439,643
Pool SD1285, 3.50%, 06/01/2052	1,394,702	1,262,324
Pool SD1287, 3.50%, 06/01/2052	1,384,548	1,252,632
Pool SD3275, 5.50%, 07/01/2053	1,695,176	1,707,630
Pool SD6764, 5.00%, 11/01/2054	1,949,654	1,925,887
Pool SD7191, 5.00%, 12/01/2054	1,977,521	1,951,989
Pool SD8172, 2.00%, 10/01/2051	1,733,826	1,388,814
Pool SD8193, 2.00%, 02/01/2052	1,625,980	1,298,117
Pool SD8194, 2.50%, 02/01/2052	1,185,784	991,024
Pool SD8199, 2.00%, 03/01/2052	1,235,821	985,667
Pool SD8204, 2.00%, 04/01/2052	1,667,061	1,332,245
Pool SD8214, 3.50%, 05/01/2052	1,602,738	1,451,889
Pool SD8275, 4.50%, 12/01/2052	1,251,962	1,208,887
Pool SD8284, 3.00%, 01/01/2053	2,299,146	1,995,368
Pool SD8312, 2.50%, 01/01/2053	1,011,053	843,604
Pool SD8336, 3.50%, 04/01/2053	1,767,739	1,600,003
Pool SD8341, 5.00%, 07/01/2053	1,777,275	1,759,675
Pool SD8383, 5.50%, 12/01/2053	1,738,201	1,753,278
Pool SD8406, 4.00%, 01/01/2054	1,926,808	1,800,386
Pool SD8428, 4.00%, 05/01/2054	1,395,005	1,303,476
Pool SD8513, 4.50%, 03/01/2055	1,952,252	1,879,842
FNMA
Pool AU3363, 3.00%, 08/01/2043	345,651	315,674
Pool AZ0504, 3.00%, 06/01/2045	460,225	414,546
Pool BM4135, 4.50%, 05/01/2048	319,177	312,809
Pool BU7884, 2.50%, 01/01/2052	1,408,978	1,176,912
Pool BV2451, 3.00%, 06/01/2052	1,826,278	1,585,995
Pool BV5577, 2.50%, 05/01/2052	1,790,679	1,494,912
Pool BW1298, 5.50%, 11/01/2052	1,483,117	1,499,336
Pool BW9886, 4.50%, 10/01/2052	1,659,189	1,600,789
Pool CB0381, 2.00%, 05/01/2051	1,800,282	1,432,727
Pool FM7827, 3.00%, 12/01/2050	966,646	848,528
Pool FM8407, 3.00%, 08/01/2051	1,075,699	939,610
Pool FM9646, 2.00%, 11/01/2051	1,136,830	904,729
Pool FS5387, 2.50%, 05/01/2052	1,835,055	1,527,287
Pool MA2670, 3.00%, 07/01/2046	304,256	272,401
Pool MA3415, 4.00%, 07/01/2048	114,988	109,519
Pool MA4547, 2.00%, 02/01/2052	1,646,382	1,312,877
Pool MA4548, 2.50%, 02/01/2052	1,575,873	1,318,256
Pool MA4563, 2.50%, 03/01/2052	1,520,740	1,270,607
Pool MA4577, 2.00%, 04/01/2052	1,445,533	1,154,925
Pool MA4578, 2.50%, 04/01/2052	1,624,051	1,354,285
Pool MA4579, 3.00%, 04/01/2052	1,598,051	1,389,442
Pool MA4654, 3.50%, 07/01/2052	1,368,529	1,239,723
Pool MA4732, 4.00%, 09/01/2052	1,256,307	1,175,765
Pool MA4783, 4.00%, 10/01/2052	1,248,282	1,168,623
Pool MA4867, 4.50%, 01/01/2053	1,755,084	1,694,698
Pool MA4940, 5.00%, 03/01/2053	1,674,380	1,659,433
Pool MA5037, 4.50%, 06/01/2053	1,743,588	1,679,915
Pool MA5441, 4.00%, 08/01/2054	1,959,737	1,831,154
Pool MA5645, 5.00%, 03/01/2055	1,951,13	1,925,374
FNMA or FHLMC, Pool TBA, 5.50%, 09/15/2041 (c)	2,000,000	2,011,723
GNMA
Pool 726311, 5.00%, 09/15/2039	105,723	106,967
Pool AW1730, 3.00%, 05/15/2047	739,207	659,107
Pool AZ5554, 3.00%, 08/15/2047	312,897	278,992
Pool MA6089, 3.00%, 08/20/2049	126,676	112,872
Pool MA6153, 3.00%, 09/20/2049	331,937	295,667
Pool MA6338, 3.00%, 12/20/2049	350,352	311,740
Pool MA7826, 2.00%, 01/20/2052	1,522,465	1,249,735
Pool MA7827, 2.50%, 01/20/2052	1,492,579	1,273,884
Pool MA7880, 2.00%, 02/20/2052	1,663,786	1,365,740
Pool MA7936, 2.50%, 03/20/2052	1,124,714	959,919
Pool MA7987, 2.50%, 04/20/2052	1,627,478	1,389,018
Pool MA8044, 3.50%, 05/20/2052	1,371,036	1,252,489
Pool MA8099, 3.50%, 06/20/2052	1,551,620	1,417,699
Pool MA8147, 2.50%, 07/20/2052	1,585,545	1,353,228
Pool MA8266, 3.50%, 09/20/2052	1,323,155	1,208,540
Pool MA8267, 4.00%, 09/20/2052	1,647,894	1,551,122
Pool MA9538, 4.00%, 03/20/2054	1,936,225	1,814,223
Pool MA9723, 4.50%, 06/20/2054	1,451,711	1,400,559
		93,888,763
TOTAL MORTGAGE-BACKED SECURITIES (Cost $99,890,828)		94,260,629

ASSET-BACKED SECURITIES - 3.0%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060 (a)	1,346,052	1,172,288
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041 (a)	1,500,000	1,456,051
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	500,000	502,431
TOTAL ASSET-BACKED SECURITIES (Cost $3,271,066)		3,130,770

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.7%
4.28%, 09/23/2025 (d)	3,500,000	3,491,323
4.30%, 10/09/2025 (d)	3,500,000	3,484,926
TOTAL U.S. TREASURY BILLS (Cost $6,975,242)		6,976,249

MONEY MARKET FUNDS - 3.6%	Shares
Fidelity Government Portfolio - Institutional Class, 4.21%(e)	3,724,249	3,724,249
TOTAL MONEY MARKET FUNDS (Cost $3,724,249)		3,724,249

TOTAL INVESTMENTS - 103.5% (Cost $113,861,385)		108,091,897
Liabilities in Excess of Other Assets - (3.5)%		(3,642,241)
TOTAL NET ASSETS - 100.0%		$104,449,656
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $3,502,636 or 3.4% of the Fund’s net assets.

(b)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(c)	To-be-announced security.
(d)	The rate shown is the annualized yield as of August 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

PIA MBS Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$94,260,629	$–	$94,260,629
Asset-Backed Securities	–	3,130,770	–	3,130,770
U.S. Treasury Bills	–	6,976,249	–	6,976,249
Money Market Funds	3,724,249	–	–	3,724,249
Total Investments	$3,724,249	$104,367,648	$–	$108,091,897